Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities:
Net (loss) income	$ (464,726)	$ (85,596)	$ (116,194)	$ 9,222	$ 796
Adjustments to reconcile net income (loss) to cash provided by operations:
Depreciation	5,977	5,425	7,319	8,783	11,067
Amortization	44,098	54,852	72,792	73,455	73,852
Share-based compensation	209,684	42,285	71,151	22,294	349
Deferred income taxes	(45,686)	(15,979)	(34,214)	(73,196)	(28,408)
Other	4,313	661	1,501	400	1,825
Net change in operating assets and liabilities:
Accounts receivable	(49,022)	(19,290)	17,979	(14,727)	10,577
Deferred commissions	(13,484)	(7,445)	(19,968)	(14,062)	(5,823)
Prepaid expenses and other assets	(692)	(814)	(12,658)	1,996	(943)
Accounts payable and accrued expenses	37,537	21,222	32,403	26,797	9,687
Deferred revenue	64,905	89,612	127,030	77,876	21,581
Net cash provided by operating activities	(207,096)	84,933	147,141	118,838	94,560
Cash flows from investing activities:
Purchase of property and equipment	(15,143)	(4,866)	(7,377)	(11,606)	(8,660)
Capitalized software additions	(729)	(790)	(1,873)	(3,623)	(5,216)
Acquisitions, net of cash acquired			0	(11,302)	0
Net cash used in investing activities	(15,872)	(5,656)	(9,250)	(26,531)	(13,876)
Cash flows from financing activities:
Proceeds from initial public offering, net of underwriters' discounts and commissions	590,297	0
Settlement of deferred offering costs	(5,000)	0
Proceeds from term loan	0	1,120,000	1,120,000	0	0
Debt issuance costs	0	(16,288)	(16,288)	0	0
Repayment of Term Loans	(485,189)	(25,856)	(83,871)	0	0
Payments to related parties	0	(1,177,021)	(1,177,021)	(74,616)	(62,732)
Contribution for tax associated with reorganization	265,000	0
Payments to related parties	(150)	(649)	(649)	(885)	(287)
Installments related to acquisition	(4,694)	(3,653)	(3,653)	0	0
Net cash used in financing activities	360,264	(103,467)	(161,482)	(75,501)	(63,019)
Effect of exchange rates on cash and cash equivalents	(55)	(2,535)	(2,676)	2,827	(1,338)
Net increase (decrease) in cash and cash equivalents	137,241	(26,725)	(26,267)	19,633	16,327
Cash and cash equivalents, beginning of year	51,314	77,581	77,581	57,948	41,621
Cash and cash equivalents, end of year	188,555	50,856	51,314	77,581	57,948
Supplemental cash flow data:
Cash paid for interest	34,001	24,647	40,969	38	163
Cash paid for tax	268,281	3,451	5,928	12,906	8,907
Noncash investing and financing activities:
Installments due related to acquisition			0	8,488	0
Asset transfer to related party			0	0	(2,274)
Transactions with related parties	0	(82,217)	$ 14,263	$ 35,168	$ 25,638
Reclassification of related party payable upon reorganization	$ (600,622)	$ 0